UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23389

 NAME OF REGISTRANT:                     Ellington Income Opportunities
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 8000 Norman Center Drive,
                                         Ste 630
                                         Minneapolis, MN 55437

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Princeton Fund Advisors,
                                         LLC
                                         8000 Norman Center Drive,
                                         Ste 630
                                         Minneapolis, MN 55437

 REGISTRANT'S TELEPHONE NUMBER:          855-897-5390

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


Ellington Income Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  935065246
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V336
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FGXXX
            ISIN:  US31846V3362
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          No vote
       Mark E. Gaumond                                           Mgmt          No vote
       Roger A. Gibson                                           Mgmt          No vote
       Jennifer J. McPeek                                        Mgmt          No vote
       C. David Myers                                            Mgmt          No vote
       Richard K. Riederer                                       Mgmt          No vote
       P. Kelly Tompkins                                         Mgmt          No vote



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Ellington Income Opportunities Fund
By (Signature)       /s/ John L Sabre
Name                 John L Sabre
Title                President
Date                 08/05/2020